Significant accounting policies (Details 4) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net Income (loss)	$ 13,255	$ (11,941)	$ 1,314	$ 40,466	$ 4,188
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			1,317	8	0
Equity in earnings of joint ventures			5,330	(40,228)	(5,007)
Changes in accrued interest income on advances to joint ventures and demand note			(4,349)	(1,381)	(1,619)
Amortization and write off of deferred debt issuance cost			4,362	379	379
Changes in accrued interest expense			1,146	352	114
Refundable value added tax liability on import			(26,298)	0	0
Net currency exchange losses (gains)			(271)	0	0
Unrealized loss on financial instruments			161	0	0
Other adjustments			35	(38)	(2,187)
Changes in working capital:
Restricted cash			(22,180)	0	0
Trade receivables			(6,115)	(58)	0
Unbilled construction contract income			55,174	(51,062)	(4,111)
Prepaid expenses and other receivables			26	(530)	0
Trade payables			864	(212)	143
Amounts due to owners and affiliates			6,019	0	0
Value added and withholding tax liability			7,660	4,614	0
Accrued liabilities and other payables			3,781	6,473	(469)
Net cash provided by (used in) operating activities			27,976	(41,217)	(7,635)
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			(170,906)	(36,323)	(57,768)
Demand note made to Höegh LNG			(140,000)	0	0
Receipts from repayment of principal on advances to joint ventures			6,666	5,542	6,009
Receipts from repayment of principal on direct financing lease			1,341	0	0
(Increase) decrease in restricted cash			10,700	0	(9,950)
Net cash provided by (used in) investing activities			(292,199)	(30,781)	(61,709)
FINANCING ACTIVITIES
Proceeds from long-term debt			257,099	0	0
Proceeds from amounts due to owners and affiliates			10,193	15,207	0
Proceeds from loans and promissory notes due to owners and affiliates			650	101,493	61,664
Repayment of long-term debt			(44,766)	0	0
Repayment of amounts due to owners and affiliates			(25,400)	0	0
Repayment of loans and promissory notes due to owners and affiliates			(49,150)	0	0
Contributions from (distributions to) owner			(11,198)	(35,333)	7,780
Customer loan for funding of value added liability on import			26,297	0	0
Payment of debt issuance cost			(8,023)	(9,361)	0
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering			203,467	0	0
Cash from proceeds of initial public offering distributed to Höegh LNG			(43,467)	0	0
Cash distributions to owners	(4,826)		(4,826)	0	0
Cash settlement of derivative financial instruments			(1,100)	0	0
(Increase) decrease in restricted cash			(15,184)	0	0
Net cash provided by (used in) financing activities			294,592	72,006	69,444
Increase (decrease) in cash and cash equivalents			30,369	8	100
Effect of exchange rate changes on cash and cash equivalents			0	0	0
Cash and cash equivalents, beginning of period		108	108	100	0
Cash and cash equivalents, end of period	30,477		30,477	108	100
Scenario, Previously Reported [Member]
OPERATING ACTIVITIES
Net Income (loss)	13,195	(10,786)	2,409	40,527
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			1,317	8
Equity in earnings of joint ventures			5,330	(40,228)
Changes in accrued interest income on advances to joint ventures and demand note			(4,349)	(1,381)
Amortization and write off of deferred debt issuance cost			4,287	379
Changes in accrued interest expense			1,146	352
Refundable value added tax liability on import			(23,401)
Net currency exchange losses (gains)			0
Unrealized loss on financial instruments			161
Other adjustments			59	(38)
Changes in working capital:
Restricted cash			(21,935)
Trade receivables			0	(58)
Unbilled construction contract income			54,473	(50,362)
Prepaid expenses and other receivables			(4,503)	(530)
Trade payables			864	(212)
Amounts due to owners and affiliates			6,019
Value added and withholding tax liability			(2,459)	2,987
Accrued liabilities and other payables			9,622	6,473
Net cash provided by (used in) operating activities			29,040	(42,083)
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			(170,755)	(36,268)
Demand note made to Höegh LNG			(140,000)
Receipts from repayment of principal on advances to joint ventures			6,666	5,542
Receipts from repayment of principal on direct financing lease			1,311
(Increase) decrease in restricted cash			10,700
Net cash provided by (used in) investing activities			(292,078)	(30,726)
FINANCING ACTIVITIES
Proceeds from long-term debt			257,099
Proceeds from amounts due to owners and affiliates			10,193	15,207
Proceeds from loans and promissory notes due to owners and affiliates			650	101,493
Repayment of long-term debt			(44,766)
Repayment of amounts due to owners and affiliates			(25,400)
Repayment of loans and promissory notes due to owners and affiliates			(49,150)
Contributions from (distributions to) owner			(11,198)	(35,333)
Customer loan for funding of value added liability on import			26,297
Payment of debt issuance cost			(9,208)	(8,550)
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering			203,467
Cash from proceeds of initial public offering distributed to Höegh LNG			(43,467)
Cash distributions to owners			(4,826)
Cash settlement of derivative financial instruments			(1,100)
(Increase) decrease in restricted cash			(15,184)
Net cash provided by (used in) financing activities			293,407	72,817
Increase (decrease) in cash and cash equivalents			30,369	8
Effect of exchange rate changes on cash and cash equivalents			0
Cash and cash equivalents, beginning of period		108	108	100
Cash and cash equivalents, end of period	30,477		30,477	108	100
Restatement Adjustment [Member]
OPERATING ACTIVITIES
Net Income (loss)	75	(1,065)	(990)	(61)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			0	0
Equity in earnings of joint ventures			0	0
Changes in accrued interest income on advances to joint ventures and demand note			0	0
Amortization and write off of deferred debt issuance cost			0	0
Changes in accrued interest expense				0
Refundable value added tax liability on import			(2,897)
Net currency exchange losses (gains)			(271)
Unrealized loss on financial instruments			0
Other adjustments			(24)	0
Changes in working capital:
Restricted cash			(245)
Trade receivables			(6,115)	0
Unbilled construction contract income			701	(700)
Prepaid expenses and other receivables			4,529	0
Trade payables			0	0
Amounts due to owners and affiliates			0
Value added and withholding tax liability			10,119	1,627
Accrued liabilities and other payables			(5,841)	0
Net cash provided by (used in) operating activities			(1,034)	866
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			(151)	(55)
Demand note made to Höegh LNG			0
Receipts from repayment of principal on advances to joint ventures			0	0
Receipts from repayment of principal on direct financing lease			0
(Increase) decrease in restricted cash			0
Net cash provided by (used in) investing activities			(151)	(55)
FINANCING ACTIVITIES
Proceeds from long-term debt			0
Proceeds from amounts due to owners and affiliates			0	0
Proceeds from loans and promissory notes due to owners and affiliates			0	0
Repayment of long-term debt			0
Repayment of amounts due to owners and affiliates			0
Repayment of loans and promissory notes due to owners and affiliates			0
Contributions from (distributions to) owner			0	0
Customer loan for funding of value added liability on import			0
Payment of debt issuance cost			1,185	(811)
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering			0
Cash from proceeds of initial public offering distributed to Höegh LNG			0
Cash distributions to owners			0
Cash settlement of derivative financial instruments			0
(Increase) decrease in restricted cash			0
Net cash provided by (used in) financing activities			1,185	(811)
Increase (decrease) in cash and cash equivalents			0	0
Effect of exchange rate changes on cash and cash equivalents			0
Cash and cash equivalents, beginning of period		0	0	0
Cash and cash equivalents, end of period	0		0	0	$ 0
Indirect Adjustment [Member]
OPERATING ACTIVITIES
Net Income (loss)			(105)	0
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			0
Equity in earnings of joint ventures			0
Changes in accrued interest income on advances to joint ventures and demand note			0
Amortization and write off of deferred debt issuance cost			75
Changes in accrued interest expense			0
Refundable value added tax liability on import			0
Net currency exchange losses (gains)			0
Unrealized loss on financial instruments			0
Other adjustments			0
Changes in working capital:
Restricted cash			0
Trade receivables			0
Unbilled construction contract income			0
Prepaid expenses and other receivables			0
Trade payables			0
Amounts due to owners and affiliates			0
Value added and withholding tax liability			0
Accrued liabilities and other payables			0
Net cash provided by (used in) operating activities			(30)
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment			0
Demand note made to Höegh LNG			0
Receipts from repayment of principal on advances to joint ventures			0
Receipts from repayment of principal on direct financing lease			30
(Increase) decrease in restricted cash			0
Net cash provided by (used in) investing activities			30
FINANCING ACTIVITIES
Proceeds from long-term debt			0
Proceeds from amounts due to owners and affiliates			0
Proceeds from loans and promissory notes due to owners and affiliates			0
Repayment of long-term debt			0
Repayment of amounts due to owners and affiliates			0
Repayment of loans and promissory notes due to owners and affiliates			0
Contributions from (distributions to) owner			0
Customer loan for funding of value added liability on import			0
Payment of debt issuance cost			0
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering			0
Cash from proceeds of initial public offering distributed to Höegh LNG			0
Cash distributions to owners			0
Cash settlement of derivative financial instruments			0
(Increase) decrease in restricted cash			0
Net cash provided by (used in) financing activities			0
Increase (decrease) in cash and cash equivalents			0
Effect of exchange rate changes on cash and cash equivalents			0
Cash and cash equivalents, beginning of period		$ 0	0
Cash and cash equivalents, end of period	$ 0		$ 0	$ 0